FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3340 Peachtree Road NE
         Suite 1755
         Atlanta, GA  30326

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      November 14, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       48

Form 13F Information Table Value Total:       $18461



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      234     6688 SH       SOLE                              6688
AT&T Corp                      COM              00206R102      242     8497 SH       SOLE                              8497
Abbott Laboratories            COM              002824100      243     4759 SH       SOLE                              4759
Accenture PLC                  COM              g1150g111      427     8110 SH       SOLE                              8110
Activision Blizzard, Inc.      COM              00507v109      177    14870 SH       SOLE                             14870
Amazon.Com Inc                 COM              023135106      458     2120 SH       SOLE                              2120
American Electric Power Co Inc COM              025537101      334     8780 SH       SOLE                              8780
Amgen Inc                      COM              031162100      221     4015 SH       SOLE                              4015
Amphenol Corp-CL A             COM              032095101      420    10295 SH       SOLE                             10295
Apple Inc                      COM              037833100      946     2480 SH       SOLE                              2480
Arch Capital Group             COM              G0450A105      297     9090 SH       SOLE                              9090
Bristol Myers Squibb Co        COM              110122108      393    12520 SH       SOLE                             12520
CVS/Caremark Corp              COM              126650100      438    13037 SH       SOLE                             13037
Caterpillar Inc                COM              149123101      224     3040 SH       SOLE                              3040
Chevron Corp                   COM              166764100      635     6855 SH       SOLE                              6855
Coach Inc                      COM              189754104      242     4675 SH       SOLE                              4675
Coca Cola Co                   COM              191216100      849    12568 SH       SOLE                             12568
Colgate Palmolive Co           COM              194162103      293     3309 SH       SOLE                              3309
Costco Wholesale Corp          COM              22160K105      378     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      399     9520 SH       SOLE                              9520
Dell Inc                       COM              24702R101      301    21300 SH       SOLE                             21300
Disney, Walt Co                COM              254687106      220     7310 SH       SOLE                              7310
Exxon Mobil Corp               COM              30231G102      943    12982 SH       SOLE                             12982
Freeport McMoran Copper & Gold COM              35671D857      218     7150 SH       SOLE                              7150
General Electric Co            COM              369604103      272    17900 SH       SOLE                             17900
Gilead Sciences Inc.           COM              375558103      270     6955 SH       SOLE                              6955
Goldman Sachs Group Inc        COM              38141g104      267     2825 SH       SOLE                              2825
Google                         COM              38259P508      312      605 SH       SOLE                               605
Home Depot Inc                 COM              437076102      904    27492 SH       SOLE                             27492
International Business Machine COM              459200101      696     3978 SH       SOLE                              3978
Johnson & Johnson              COM              478160104      479     7517 SH       SOLE                              7517
Kellogg Co                     COM              487836108      317     5960 SH       SOLE                              5960
McDonalds Corp                 COM              580135101      314     3579 SH       SOLE                              3579
McKesson HBOC Inc              COM              58155Q103      204     2800 SH       SOLE                              2800
Microsoft Corp                 COM              594918104      446    17905 SH       SOLE                             17905
Omnicom Group                  COM              681919106      210     5710 SH       SOLE                              5710
Pfizer Inc                     COM              717081103      217    12301 SH       SOLE                             12301
Praxair Inc                    COM              74005P104      284     3035 SH       SOLE                              3035
Procter & Gamble Co            COM              742718109      826    13080 SH       SOLE                             13080
Reliance Steel                 COM              759509102      261     7660 SH       SOLE                              7660
Schlumberger Ltd               COM              806857108      299     5014 SH       SOLE                              5014
Southern Co                    COM              842587107      275     6500 SH       SOLE                              6500
Stryker Corp                   COM              863667101      249     5280 SH       SOLE                              5280
U.S. Bancorp                   COM              902973304      206     8730 SH       SOLE                              8730
United Technologies Corp       COM              913017109      636     9043 SH       SOLE                              9043
Verizon Communications         COM              92343v104      377    10240 SH       SOLE                             10240
Wal-Mart Stores Inc            COM              931142103      357     6875 SH       SOLE                              6875
Western Digital Corp           COM              958102105      251     9745 SH       SOLE                              9745